Intangible assets (Details 6) - CGU [Member]	Dec. 31, 2025
Credit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of growth rate	2.40%
Actuarial assumption of discount rates	12.30%
Infrastructure
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of growth rate	2.60%
Actuarial assumption of discount rates	15.20%
Private Equity
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of growth rate	2.60%
Actuarial assumption of discount rates	15.20%
GPMS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of growth rate	2.40%
Actuarial assumption of discount rates	12.30%
Public Equities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of growth rate	3.30%
Actuarial assumption of discount rates	13.60%
Real Estate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of growth rate	4.30%
Actuarial assumption of discount rates	16.60%
Energy trading
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of growth rate	4.30%
Actuarial assumption of discount rates	10.20%